UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
October 26, 2007 to November 26, 2007

Commission File Number of issuing entity: 333-141145-06

Chase Mortgage Finance Trust Series 2007-S5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141145

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
IA1			X
IA2			X
IA3			X
IA4			X
IA5			X
IA6			X
IA7			X
IA8			X
IA9			X
IA10			X
IA11			X
IA12			X
IA13			X
IA14			X
IA15			X
IA16			X
IA17			X
IA18			X
IA19			X
IA20			X
IA21			X
IA22			X
IIA1			X
IIA2			X
IIA2			X
AP			X
AP1			X
AP2			X
M			X
B1			X
B2			X
B3			X
B4			X
B5			X
AR			X
IAX			X
IIAX			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒  No ☐

Part I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On November 26, 2007 a distribution was made to holders of Chase Mortgage Finance Trust Series 2007-S5.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II — OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S5, relating to the November 26, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman

By: Bruce J. Friedman
Title: Vice President

Date: December 10, 2007

EXHIBIT INDEX

Exhibit Number	Description
EX-99.1	Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S5, relating to the November 26, 2007 distribution.

Chase Mortgage Finance Trust, Series 2007-S5
November 26, 2007

Table of Contents

Distribution Report	2
Factor Report	3
Exchangeable Certificates Distribution Report	5
Exchangeable Certificates Factor Report	5
Credit Support Percentages	8
Delinquency by Group	8
Delinquency Totals	8
Delinquency Trend Group	9
Bankruptcy Group Report	9
Foreclosure Group Report	9
REO Group Report	10
REO Property Scheduled Balance	10
Realized Loss Group Report	11
Certificate Interest Shortfall Detail	11
Basic Risk Shortfall Carryover and Yield Maintenance Amount	12
Investor Supplemental Report	13

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT,
PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
November 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	181,000,000.00	176,243,826.48	1,944,802.56	789,058.30	2,733,860.86	0.00	0.00	174,299,023.92
IA3	8,619,509.00	8,793,196.42	0.00	0.00	0.00	0.00	43,965.98	8,837,162.40
IA5	5,000,000.00	5,000,000.00	0.00	25,000.00	25,000.00	0.00	0.00	5,000,000.00
IA6	35,800,000.00	35,800,000.00	0.00	179,000.00	179,000.00	0.00	0.00	35,800,000.00
IA7	14,202,000.00	14,202,000.00	0.00	71,010.00	71,010.00	0.00	0.00	14,202,000.00
IA8	51,500,000.00	51,500,000.00	0.00	257,500.00	257,500.00	0.00	0.00	51,500,000.00
IA9	27,923,000.00	27,923,000.00	0.00	139,615.00	139,615.00	0.00	0.00	27,923,000.00
IA10	28,575,000.00	28,575,000.00	0.00	142,875.00	142,875.00	0.00	0.00	28,575,000.00
IA11	10,000,000.00	10,000,000.00	0.00	50,000.00	50,000.00	0.00	0.00	10,000,000.00
IA12	15,000,000.00	15,000,000.00	0.00	75,000.00	75,000.00	0.00	0.00	15,000,000.00
IA16	16,000,000.00	16,000,000.00	0.00	80,000.00	80,000.00	0.00	0.00	16,000,000.00
IA17	50,000,000.00	49,081,059.71	349,557.23	245,405.30	594,962.53	0.00	0.00	48,731,502.48
IA18	9,707,099.00	9,902,701.90	0.00	0.00	0.00	0.00	49,513.51	9,952,215.41
IA20	43,246,000.00	43,246,000.00	0.00	216,230.00	216,230.00	0.00	0.00	43,246,000.00
IA21	1,754,000.00	1,754,000.00	0.00	8,770.00	8,770.00	0.00	0.00	1,754,000.00
IA22	57,000,000.00	57,000,000.00	0.00	285,000.00	285,000.00	0.00	0.00	57,000,000.00
IIA1	105,579,606.00	101,195,256.73	484,697.10	463,811.59	948,508.69	0.00	0.00	100,710,559.63
AP	2,268,244.00	2,254,402.21	7,747.57	0.00	7,747.57	0.00	0.00	2,246,654.64
M	17,225,300.00	17,137,271.90	22,486.60	84,558.89	107,045.49	0.00	0.00	17,114,785.30
B1	3,445,000.00	3,427,394.69	4,497.24	16,911.48	21,408.72	0.00	0.00	3,422,897.45
B2	1,722,600.00	1,713,796.82	2,248.75	8,456.23	10,704.98	0.00	0.00	1,711,548.07
B3	1,378,000.00	1,370,957.87	1,798.90	6,764.59	8,563.49	0.00	0.00	1,369,158.97
B4	1,033,500.00	1,028,218.41	1,349.17	5,073.44	6,422.61	0.00	0.00	1,026,869.24
B5	1,033,569.70	1,028,287.75	1,349.26	5,073.79	6,423.05	0.00	0.00	1,026,938.49
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	689,012,527.70	679,176,370.89	2,820,534.38	3,155,113.61	5,975,647.99	0.00	93,479.49	676,449,316.00
IA2	181,000,000.00	176,243,826.48	0.00	92,160.83	92,160.83	0.00	0.00	174,299,023.92
IAX	20,267,577.00	20,003,320.76	0.00	100,016.60	100,016.60	0.00	0.00	19,863,957.51
IIAX	4,978,994.00	4,678,954.51	0.00	21,445.21	21,445.21	0.00	0.00	4,657,490.53
AP1	1,967,751.00	1,959,820.11	6,362.80	0.00	6,362.80	0.00	0.00	1,953,457.31
AP2	300,493.00	294,582.10	1,384.77	0.00	1,384.77	0.00	0.00	293,197.33

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
November 26, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IA1	161631AA4	973.72279823	10.74476553	4.35943812	15.10420365	962.97803271	5.372500%
IA3	161631AC0	1,020.15050045	0.00000000	0.00000000	0.00000000	1,025.25125271	6.000000%
IA5	161631AE6	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA6	161631AF3	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA7	161631AG1	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA8	161631AH9	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA9	161631AJ5	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA10	161631AK2	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA11	161631AL0	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA12	161631AM8	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA16	161631AR7	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA17	161631AS5	981.62119420	6.99114460	4.90810600	11.89925060	974.63004960	6.000000%
IA18	161631AT3	1,020.15050017	0.00000000	0.00000000	0.00000000	1,025.25125272	6.000000%
IA20	161631AV8	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA21	161631AW6	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA22	161631AX4	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA1	161631AZ9	958.47352120	4.59082126	4.39300361	8.98382487	953.88269994	5.500000%
AP	161631BD7	993.89757451	3.41566869	0.00000000	3.41566869	990.48190583	0.000000%
M	161631BF2	994.88960425	1.30544025	4.90899375	6.21443400	993.58416399	5.921051%
B1	161631BG0	994.88960523	1.30543977	4.90899274	6.21443251	993.58416546	5.921051%
B2	161631BH8	994.88959712	1.30543945	4.90899222	6.21443167	993.58415767	5.921051%
B3	161631BJ4	994.88960087	1.30544267	4.90899129	6.21443396	993.58415820	5.921051%
B4	161631BK1	994.88960813	1.30543783	4.90898887	6.21442671	993.58417030	5.921051%
B5	161631BL9	994.88960445	1.30543688	4.90899646	6.21443334	993.58416757	5.921051%
AR	161631BE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
TOTALS		985.72427000	4.09358940	4.57918178	8.67277118	981.76635229
IA2	161631AB2	973.72279823	0.00000000	0.50917586	0.50917586	962.97803271	0.627500%
IAX	161631AY2	986.96162644	0.00000000	4.93480795	4.93480795	980.08545916	6.000000%
IIAX	161631BC9	939.73893321	0.00000000	4.30713715	4.30713715	935.42802622	5.500000%
AP1	N/A	995.96956627	3.23353920	0.00000000	3.23353920	992.73602707	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
November 26, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
AP2	N/A	980.32932548	4.60832698	0.00000000	4.60832698	975.72099849	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
November 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA4	45,000,000.00	45,000,000.00	0.00	225,000.00	225,000.00	0.00	0.00	45,000,000.00
IA13	14,967,000.00	14,967,000.00	0.00	74,835.00	74,835.00	0.00	0.00	14,967,000.00
IA14	37,500,000.00	37,500,000.00	0.00	187,500.00	187,500.00	0.00	0.00	37,500,000.00
IA15	4,533,000.00	4,533,000.00	0.00	22,665.00	22,665.00	0.00	0.00	4,533,000.00
IA19	181,000,000.00	176,243,826.48	1,944,802.56	881,219.13	2,826,021.69	0.00	0.00	174,299,023.92
IIA2	87,389,000.00	83,004,650.73	484,697.10	380,437.98	865,135.08	0.00	0.00	82,519,953.63
IIA3	18,190,606.00	18,190,606.00	0.00	83,373.61	83,373.61	0.00	0.00	18,190,606.00
TOTALS	388,579,606.00	379,439,083.21	2,429,499.66	1,855,030.72	4,284,530.38	0.00	0.00	377,009,583.55

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
IA4	161631AD8	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA13	161631AN6	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA14	161631AP1	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA15	161631AQ9	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA19	161631AU0	973.72279823	10.74476553	4.86861398	15.61337950	962.97803271	6.000000%
IIA2	161631BA3	949.82950635	5.54643147	4.35338521	9.89981668	944.28307487	5.500000%
IIA3	161631BB1	1,000.00000000	0.00000000	4.58333329	4.58333329	1,000.00000000	5.500000%
TOTALS		976.47709080	6.25225725	4.77387565	11.02613291	970.22483354

*Please Note: Above Certificates are Exchanged Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
November 26, 2007

Total Scheduled Principal Amount	885,643.68
Group 1 AP Scheduled Principal Amount	1,677.06
Group 1 Non-PO Scheduled Principal Amount	442,586.81
Group 2 AP Scheduled Principal Amount	1,299.82
Group 2 Non-PO Scheduled Principal Amount	440,079.99

Total Unscheduled Principal Amounts	1,841,411.21
Group 1 AP Unscheduled Principal Amount	4,685.74
Group 1 Non-PO Unscheduled Principal Amount	1,775,052.68
Group 2 AP Unscheduled Principal Amount	84.95
Group 2 Non-PO Unscheduled Principal Amount	61,587.84

Group 1 One Month CPR	3.663031%
Group 2 One Month CPR	0.701844%

Total Repurchase Proceeds	0.00
Group AP Repurchase Proceeds	0.00
Group 1 Repurchase Proceeds	0.00
Group 2 Repurchase Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	679,176,371.60
Group 1 AP Beginning Principal Balance	1,959,820.23
Group 1 Beginning Principal Balance	573,627,634.10
Group 2 AP Beginning Principal Balance	294,582.68
Group 2 Beginning Principal Balance	105,548,737.50

Total Ending Principal Balance of Mortgage Loans	676,449,316.71
Group 1 AP Ending Principal Balance	1,953,457.43
Group 1 Ending Principal Balance	571,403,631.81
Group 2 AP Ending Principal Balance	293,197.91
Group 2 Ending Principal Balance	105,045,684.90

Aggregate Amount of Servicer Advances	190,419.57

Aggregate Amount of Recovered Servicer Advances	208,477.94

Aggregate Number of Outstanding Mortgage Loans	1,064.00

Aggregate Weighted Average Coupon	6.373202%
Group 1 Aggregate Weighted Average Coupon	6.444731%
Group 2 Aggregate Weighted Average Coupon	5.984463%

Group 1 Weighted Average Remaining Term	346
Group 2 Weighted Average Remaining Term	164

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
November 26, 2007

Total Gross Interest	3,607,106.77
Group 1 Gross Interest	3,080,729.65
Group 2 Gross Interest	526,377.12

Total Servicing Fees	144,891.02
Group 1 Servicing Fees	122,373.95
Group 2 Servicing Fees	22,517.07

Total Net Liquidation Proceeds	0.00
Group 1 Net Liquidation Proceeds	0.00
Group 2 Net Liquidation Proceeds	0.00
Current Period Aggregate Realized Losses	0.00
Current Period Group 1 Realized Losses	0.00
Current Period Group 2 Realized Losses	0.00

Cumulative Realized Losses	0.00
Cumulative Group 1 Realized Losses	0.00
Cumulative Group 2 Realized Losses	0.00

Fraud Loss Amount	20,670,376.00
Bankruptcy Loss Amount	268,715.00
Special Hazard Loss Amount	6,890,125.00

Class A Principal Balance	653,470,443.45
Class AP Principal Balance	2,254,402.21
Non-PO Class A Group 1 Principal Balance	550,020,784.51
Non-PO Class A Group 2 Principal Balance	101,195,256.73
Class M Principal Balance	17,137,271.90
Class B Principal Balance	8,568,655.54

Class A Percentage	96.215132%
Class AP Percentage	0.331932%
Non-PO Class A Group 1 Percentage	96.213355%
Non-PO Class A Group 2 Percentage	96.143716%
Class M Percentage	2.523243%
Class B Percentage	1.261625%

Class A Group 1 Prepayment Percentage	100.0000%
Class A Group 2 Prepayment Percentage	100.0000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
November 26, 2007

Credit Support Percentages

	Original Credit Support	Current Credit Support
Class M	1.25%	1.26%
Class B1	0.75%	0.76%
Class B2	0.50%	0.50%
Class B3	0.30%	0.30%
Class B4	0.15%	0.15%

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group
Group 1

Category	Number	Principal Balance	Percentage
1 Month	13	8,735,448.01	1.53%
2 Month	3	1,617,435.14	0.28%
3 Month	2	1,310,782.08	0.23%
Total	18	11,663,665.23	2.04%

Delinquency by Group
Group 2

Category	Number	Principal Balance	Percentage
1 Month	1	527,076.41	0.50%
2 Month	0	0.00	0.00%
3 Month	0	0.00	0.00%
Total	1	527,076.41	0.50%

Delinquency Totals
Group Totals

Category	Number	Principal Balance	Percentage
1 Month	14	9,262,524.42	1.37%
2 Month	3	1,617,435.14	0.24%
3 Month	2	1,310,782.08	0.19%
Total	19	12,190,741.64	1.80%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
November 26, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy

Bankruptcy Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
2	0	0.00	0.00%
Total	0	0.00	0.00%

Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure

Foreclosure Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	5	3,330,462.41	0.58%
2	0	0.00	0.00%
Total	5	3,330,462.41	0.49%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
November 26, 2007

Number and Aggregate Principal Amounts of REO Loans

REO Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
2	0	0.00	0.00%
Total	0	0.00	0.00%

REO Property Scheduled Balance

Group Number	Loan Number	REO Date	Schedule Principal Balance
			0.00
Total			0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
November 26, 2007

Realized Loss Group Report

Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	571,403,631.81	0.00	0.00
2	0.00	0.00	105,045,684.90	0.00	0.00
TOTAL	0.00	0.00	676,449,316.71	0.00	0.00

Certificate Interest Shortfall Detail

	Aggregate Outstanding Interest Shortfalls	Compensating Interest Shortfalls	Relief Act Interest Shortfalls
Class IA1	0.00	0.00	0.00
Class IA2	0.00	0.00	0.00
Class IA3	0.00	0.00	0.00
Class IA4	0.00	0.00	0.00
Class IA5	0.00	0.00	0.00
Class IA6	0.00	0.00	0.00
Class IA7	0.00	0.00	0.00
Class IA8	0.00	0.00	0.00
Class IA9	0.00	0.00	0.00
Class IA10	0.00	0.00	0.00
Class IA11	0.00	0.00	0.00
Class IA12	0.00	0.00	0.00
Class IA13	0.00	0.00	0.00
Class IA14	0.00	0.00	0.00
Class IA15	0.00	0.00	0.00
Class IA16	0.00	0.00	0.00
Class IA17	0.00	0.00	0.00
Class IA18	0.00	0.00	0.00
Class IA19	0.00	0.00	0.00
Class IA20	0.00	0.00	0.00
Class IA21	0.00	0.00	0.00
Class IA22	0.00	0.00	0.00
Class IIA1	0.00	0.00	0.00
Class IIA2	0.00	0.00	0.00
Class IIA3	0.00	0.00	0.00
Class AR	0.00	0.00	0.00
Class IAX	0.00	0.00	0.00
Class IIAX	0.00	0.00	0.00
Class M	0.00	0.00	0.00
Class B1	0.00	0.00	0.00
Class B2	0.00	0.00	0.00
Class B3	0.00	0.00	0.00
Class B4	0.00	0.00	0.00
Class B5	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
November 26, 2007

Basis Risk Shortfall Carryover and Yield Maintenance Amounts

	Current Basis Risk Shortfall	Paid Basis Risk Shortfall	Outstanding Basis Risk Shortfall
Class IA1	0.00	0.00	3.25
Class IA5	0.00	0.00	0.00

Yield Maintenance Agreement Amount Received
Class IA1	0.00
Class IA5	0.00

Reserve Fund - Per Yield Maintenance Agreement
Deposit Total In the Reserve Fund	0.00
Withdrawal Total From the Reserve Fund	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
November 26, 2007

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time?	NO

Any material breaches of pool asset representations or warranties or transaction covenants?	NO

Any material changes as to methodology regarding calculations of delinquencies and charge-offs?	NO

Any new issuance of asset-backed securities backed by the same asset pool, or any pool
asset changes?	NO

Any material changes in the solicitation, credit-granting, underwriting, origination, acquisition
or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assests?	NO

Copyright 2007 Bank of New York & Co. All rights reserved.